GENERAL (Details Textual) (Xora Inc [Member], USD $)	Mar. 31, 2014
Xora Inc [Member]
Business Acquisition [Line Items]
Business Combination, Total Consideration	$ 14,388,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 2,300,000